Share Based Compensation (Details) ¥ in Thousands						12 Months Ended
	Apr. 09, 2024 shares	Feb. 09, 2024	Apr. 09, 2023 shares	Apr. 09, 2022 shares	Mar. 01, 2022 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share Based Compensation [Line Items]
Exercise price (in Dollars per share) | $ / shares											$ 0.01
Contractual term						10 years	10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares									$ 0.01	$ 0.01
Intrinsic value of options (in Yuan Renminbi) | ¥						¥ 401	¥ 680	¥ 711
Non-vested shares granted (in Shares)
Total fair value of shares vested (in Yuan Renminbi) | ¥						¥ 378	¥ 634	¥ 2,916
Independent Directors [Member]
Share Based Compensation [Line Items]
Options vest over a period		1 year	1 year	1 year	1 year
Non-vested shares granted (in Shares)	239,680		115,050	337,170	50,000
Minimum [Member]
Share Based Compensation [Line Items]
Options vest over a period						0 years	0 years	0 years
Maximum [Member]
Share Based Compensation [Line Items]
Options vest over a period						10 years	10 years	10 years
Ordinary Shares [Member]
Share Based Compensation [Line Items]
Share option grant (in Shares)						120,000	927,405	200,000